Securities, 424I - Securities, 424I: 1	Mar. 03, 2026 USD ($)
Securities, 424I Table
Security Class Title	-1x Short VIX Futures ETF 2x Long VIX Futures ETF
Aggregate Sales Price	$ 4,163,033,056.00
Aggregate Redeemed or Repurchased, FY	3,499,656,098.68
Aggregate Redeemed or Repurchased, Prior FY	0.00
Redemption Credits	0.00
Net Sales	$ 663,376,957.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 91,612.36
Fee Note	Aggregate purchase and redemption prices set forth herein reflect the period between January 1, 2025 and December 31, 2025.